Summary of Principal Accounting Policies - VIE Amounts and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	$ 274,337,674	$ 260,295,909	$ 317,811,056	$ 98,729,639
Accounts receivable, net of allowance for doubtful accounts	71,390,171	113,991,480
Customer deposits	39,702,416	58,833,225
Amounts due from related parties	6,019,121	8,906
Total current assets	406,386,446	454,010,187
Accounts payable	1,573,620	327,140
Accrued payroll and welfare expenses	41,727,577	45,691,874
Income tax payable	66,147,522	66,814,874
Other tax payable	16,678,264	31,930,296
Amounts due to related parties	1,581,349	10,214,007
Advance from customers	5,058,212	5,703,085
Liability for accrued marketing and advertising expenses	9,355,409	3,914,990
Liability for unpaid consideration for acquiring non-controlling interest		7,338,593
Other current liabilities	8,516,123	7,672,494
Total current liabilities	150,638,076	179,607,353
Deferred tax liabilities, non-current	18,869,374	22,997,731
Total revenues	559,511,110	575,803,936	496,022,873
Cost of revenues	(57,491,395)	(60,313,726)	(51,129,730)
Net income	(11,601,068)	34,805,905	66,659,388
Net cash provided by operating activities	35,108,526	51,274,996	124,830,989
Net cash used in investing activities	(4,315,843)	(15,099,773)	(12,355,416)
Net cash used in financing activities	(4,604,993)	(85,174,408)	107,080,458
Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	89,160,450	59,170,627
Accounts receivable, net of allowance for doubtful accounts	62,212,257	111,300,756
Customer deposits	12,061,362	38,710,027
Amounts due from related parties	1,259,992	13,238,930
Other current assets	1,374,518	14,372,034
Total current assets	166,068,579	236,792,374
Total non-current assets	51,697,208	50,431,189
Total assets	217,765,787	287,223,563
Accounts payable	1,573,620	327,140
Accrued payroll and welfare expenses	29,742,853	34,784,706
Income tax payable	29,890,262	27,599,392
Other tax payable	13,360,481	17,268,065
Amounts due to related parties	1,581,349	1,418,096
Advance from customers	4,960,924	5,366,944
Liability for accrued marketing and advertising expenses	6,271,191	733,473
Liability for unpaid consideration for acquiring non-controlling interest		7,338,593
Other current liabilities	6,809,176	6,340,375
Total current liabilities	94,189,856	101,176,784
Deferred tax liabilities, non-current	533,401	523,874
Total liabilities	94,723,257	101,700,658
Total revenues	540,838,424	558,714,556	484,511,682
Cost of revenues	(45,641,656)	(48,032,280)	(41,218,756)
Net income	2,286,007	3,307,694	2,532,232
Net cash provided by operating activities	43,652,445	41,577,844	57,761,765
Net cash used in investing activities	(1,945,215)	(13,884,075)	(10,927,762)
Net cash used in financing activities	$ (6,782,336)	$ (59,873,366)	$ (14,418,056)